Other Expenses	6 Months Ended
Jun. 30, 2025
Other Expenses [Abstract]
Other expenses
21.	Other expenses

	Six months ended June 30, 2025	Six months ended June 30, 2024
	USD	USD
Bad debt allowance	169,950	-
Professional fees	1,169,733	425,693
Distribution expenses	91,539	49,293
Office expenses	168,167	122,081
Rental expenses	5,516	(3,860)
Fair value adjustment*	1,470,513	-
Others	(3,044)	12,723
	3,072,374	605,930

*	Fair value adjustment pertains to adjustments made on other financial liabilities.